Note 14 - Stock Incentive Plan (Details) - Grants Pursuant to Stock Incentive Plan's Issuance from 2012 Onwards (Restricted Stock [Member], On the Grant Date [Member])	0 Months Ended
	Dec. 18, 2013	Feb. 12, 2013	Sep. 26, 2013
Chief Executive Officer [Member]
Note 14 - Stock Incentive Plan (Details) - Grants Pursuant to Stock Incentive Plan's Issuance from 2012 Onwards [Line Items]
Number of Shares	7,142	7,142
Officer 1 [Member]
Note 14 - Stock Incentive Plan (Details) - Grants Pursuant to Stock Incentive Plan's Issuance from 2012 Onwards [Line Items]
Number of Shares			7,142
Officer 2 [Member]
Note 14 - Stock Incentive Plan (Details) - Grants Pursuant to Stock Incentive Plan's Issuance from 2012 Onwards [Line Items]
Number of Shares			5,714